Hotel Operating Costs (Tables)	12 Months Ended
Dec. 31, 2018
Operating Expenses [Abstract]
Schedule Of Hotel Operating Costs

Hotel operating costs include all direct costs incurred in the operation of the leased-and-operated hotels and cost of providing franchise services and consist of the following:

	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	USD
Rental	65,616,232	60,252,952	76,055,484	11,061,811
Utilities	17,274,356	16,692,172	19,264,487	2,801,903
Personnel cost	32,754,011	27,546,240	33,715,007	4,903,644
Depreciation and amortization	33,751,208	22,978,585	21,313,405	3,099,906
Consumable, food and beverage	14,161,810	13,470,072	19,275,688	2,803,533
Costs of general managers of franchised-and-operated hotels	45,515,832	54,291,625	70,480,306	10,250,935
Other costs of franchised-and-operated hotels	18,822,094	23,497,850	28,888,506	4,201,659
Others	12,236,665	14,916,556	11,961,462	1,739,724
Total	240,132,208	233,646,052	280,954,345	40,863,115